Average Annual Total Returns - Harbor Robeco Emerging Markets Conservative Equities Fund	Retirement Class One Year	Retirement Class Annualized Five Years	Retirement Class Annualized Ten Years	Retirement Class Annualized Since Inception	Retirement Class Inception Date	Institutional Class One Year	Institutional Class Annualized Five Years	Institutional Class Annualized Ten Years	Institutional Class Annualized Since Inception	Institutional Class Inception Date	Institutional Class After Taxes on Distributions One Year	Institutional Class After Taxes on Distributions Annualized Five Years	Institutional Class After Taxes on Distributions Annualized Ten Years	Institutional Class After Taxes on Distributions Annualized Since Inception	Institutional Class After Taxes on Distributions and Sale of Fund Shares One Year	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Five Years	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Ten Years	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Since Inception	Administrative Class One Year	Administrative Class Annualized Five Years	Administrative Class Annualized Ten Years	Administrative Class Annualized Since Inception	Administrative Class Inception Date	MSCI Emerging Markets (ND) (reflects no deduction for fees or expenses) One Year		MSCI Emerging Markets (ND) (reflects no deduction for fees or expenses) Annualized Five Years	MSCI Emerging Markets (ND) (reflects no deduction for fees or expenses) Annualized Ten Years	MSCI Emerging Markets (ND) (reflects no deduction for fees or expenses) Annualized Since Inception
Total	(0.66%)			5.11%	Jan. 12, 2019	(0.73%)			5.04%	Jan. 12, 2019	(1.33%)			4.35%	0.20%			3.91%	(1.14%)			4.61%	Jan. 12, 2019	18.31%	[1]	[1]	[1]	24.77%	[1]

[1]	Since Inception return based on the inception date of the Institutional Class shares.